Other Taxes Payable - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales of Hardware [Member]
Other Taxes Payable [Line Items]
Value added tax	17.00%	17.00%	17.00%
Sales of Software [Member]
Other Taxes Payable [Line Items]
Value added tax	3.00%	3.00%	3.00%
Software Development [Member]
Other Taxes Payable [Line Items]
Value added tax	6.00%
Business tax rate prior to September 2012	5.00%
Self-Grown Product Sales [Member] | Food Related Business [Member]
Other Taxes Payable [Line Items]
Value added tax	0.00%
Other Goods [Member] | Food Related Business [Member]
Other Taxes Payable [Line Items]
Value added tax	13.00%
Other Products [Member] | Food Related Business [Member]
Other Taxes Payable [Line Items]
Value added tax	17.00%